Post employment benefits - Actuarial assumptions (Details) € in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2020 EUR (€) age	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)
Post employment benefits
Actuarial gains/(losses) recognised in the SOCI	€ 526		€ (33)	€ (70)
Defined benefit pension plan
Post employment benefits
Rate of inflation (as a percent)	2.20%	2.90%	2.90%	2.90%
Rate of increase in salaries (as a percent)	2.50%	2.70%	2.70%	2.70%
Discount rate (as a percent)	2.00%	2.30%	2.30%	2.50%
Number of years pension will be available for male pensioner	23 years 2 months 12 days	23 years 3 months 18 days	23 years 3 months 18 days
Number of years pension will be available for female pensioner	25 years 2 months 12 days	26 years 7 months 6 days	26 years 7 months 6 days
Current retirement age for pensioner	65 years
Number of years pension will be available for male non-pensioner	25 years 1 month 6 days	26 years 2 months 12 days	26 years 2 months 12 days
Number of years pension will be available for female non-pensioner	27 years 2 months 12 days	29 years 4 months 24 days	29 years 4 months 24 days
Retirement age for availing pension by non-pensioner | age	65
Current eligible age for availing pension by non-pensioner | age	40
Current service cost	€ 37		€ 31	€ 34
Past service cost		£ 14	16	2
Net interest charge	9		10	8
Total included within staff costs	46		57	44
Actuarial gains/(losses) recognised in the SOCI	€ 640		€ (33)	€ (94)